UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas, 12th Floor

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2016

Item 1.  Schedule of Investments

Master Trust

Prime Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 7.23%
Federal Farm Credit Bank
0.330%, due 06/27/16[1]	100,000,000	99,865,250
Federal Home Loan Bank [1]
0.300%, due 05/25/16	150,000,000	149,857,500
0.325%, due 02/16/16	95,000,000	94,987,135
0.360%, due 02/04/16	50,000,000	49,998,500
0.380%, due 02/09/16	85,000,000	84,992,822
0.600%, due 07/05/16	100,000,000	99,741,667
0.600%, due 07/06/16	45,000,000	44,883,000
US Treasury Bill
0.412%, due 06/02/16[1]	40,000,000	39,944,287
US Treasury Notes
0.473%, due 02/02/16[2]	150,000,000	150,015,916
0.625%, due 07/15/16	150,000,000	150,060,182
1.000%, due 02/02/16[2]	82,000,000	82,061,143
2.000%, due 04/30/16	145,000,000	145,622,099

Total US government and agency obligations (cost — $1,192,029,501)		1,192,029,501

Time deposits — 15.24%
Banking-non-US — 15.24%
Credit Agricole Corporate & Investment Bank
0.280%, due 02/01/16	361,000,000	361,000,000
Credit Industriel et Commercial
0.270%, due 02/01/16	400,000,000	400,000,000
DnB NOR Bank ASA
0.260%, due 02/01/16	500,000,000	500,000,000
Natixis
0.260%, due 02/01/16	200,000,000	200,000,000
Skandinaviska Enskilda Banken AB
0.260%, due 02/01/16	400,000,000	400,000,000
Societe Generale
0.260%, due 02/01/16	250,000,000	250,000,000
Svenska Handelsbanken
0.260%, due 02/01/16	400,000,000	400,000,000

Total time deposits (cost — $2,511,000,000)		2,511,000,000

Certificates of deposit — 20.81%
Banking-non-US — 18.89%
Bank of Montreal
0.330%, due 02/23/16	60,000,000	60,000,000
0.556%, due 02/26/16[2]	150,000,000	150,000,000
0.604%, due 02/16/16[2]	134,000,000	134,000,000

Master Trust

Prime Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (continued)
Banking-non-US — (concluded)
0.626%, due 02/18/16[2]	137,000,000	137,000,000
Bank of Nova Scotia
0.788%, due 04/29/16[2]	137,000,000	137,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.410%, due 02/04/16	53,000,000	53,000,044
0.620%, due 04/08/16	100,000,000	100,000,000
Canadian Imperial Bank of Commerce
0.634%, due 02/11/16[2]	30,000,000	30,002,276
0.636%, due 02/16/16[2]	100,000,000	100,008,427
Credit Industriel et Commercial
0.380%, due 02/02/16	253,000,000	253,000,000
DZ Bank AG
0.480%, due 04/11/16	117,000,000	117,000,000
0.600%, due 04/14/16	95,000,000	95,000,000
KBC Bank NV
0.360%, due 02/02/16	112,000,000	112,000,000
Mizuho Bank Ltd.
0.610%, due 04/20/16	210,000,000	210,000,000
Natixis
0.498%, due 02/04/16[2]	170,000,000	170,000,000
0.581%, due 02/29/16[2]	240,000,000	240,000,000
Norinchukin Bank
0.400%, due 02/08/16	16,000,000	16,000,000
Oversea-Chinese Banking Corp. Ltd.
0.390%, due 02/23/16	145,000,000	145,000,000
Rabobank Nederland NV
0.430%, due 04/13/16	126,000,000	126,000,000
Sumitomo Mitsui Banking Corp.
0.400%, due 02/10/16	152,000,000	152,000,000
Svenska Handelsbanken
0.555%, due 04/20/16	70,650,000	70,649,991
Swedbank AB
0.330%, due 02/04/16	295,000,000	295,000,000
Toronto-Dominion Bank
0.520%, due 02/23/16	115,000,000	115,000,000
0.776%, due 02/16/16[2]	96,000,000	96,000,000

		3,113,660,738

Banking-US — 1.92%
Citibank N.A.
0.300%, due 02/10/16	103,000,000	103,000,000
0.500%, due 03/10/16	100,000,000	100,000,000

Master Trust

Prime Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-US — (concluded)
0.650%, due 05/19/16	114,000,000	114,000,000

		317,000,000

Total certificates of deposit (cost — $3,430,660,738)		3,430,660,738

Commercial paper[1] — 41.56%
Asset backed-miscellaneous — 23.89%
Antalis US Funding Corp.
0.420%, due 02/16/16	55,970,000	55,960,205
Atlantic Asset Securitization LLC
0.496%, due 02/22/16[2]	150,000,000	150,000,000
0.517%, due 02/24/16[2]	250,000,000	250,000,000
Barton Capital LLC
0.515%, due 02/22/16[2]	250,000,000	250,000,000
0.577%, due 02/23/16[2]	150,000,000	150,000,000
CAFCO LLC
0.300%, due 02/04/16	95,000,000	94,997,625
0.310%, due 02/04/16	32,610,000	32,609,158
Chariot Funding LLC
0.654%, due 02/11/16[2]	90,000,000	90,000,000
0.700%, due 02/05/16[2]	50,000,000	50,000,000
Ciesco LLC
0.310%, due 02/09/16	35,000,000	34,997,589
Fairway Finance Co. LLC
0.700%, due 05/26/16	45,000,000	44,899,375
Gotham Funding Corp.
0.600%, due 04/07/16	90,000,000	89,901,000
0.600%, due 04/13/16	145,000,000	144,826,000
0.600%, due 04/15/16	50,000,000	49,938,333
0.610%, due 04/06/16	95,000,000	94,895,368
Jupiter Securitization Co. LLC
0.677%, due 02/25/16[2]	97,000,000	97,000,000
Liberty Street Funding LLC
0.340%, due 02/19/16	72,000,000	71,987,760
0.350%, due 02/10/16	110,000,000	109,990,375
0.480%, due 03/02/16	50,000,000	49,980,000
0.700%, due 05/05/16	50,000,000	49,908,611
LMA Americas LLC
0.450%, due 02/18/16	75,000,000	74,984,062
0.524%, due 02/15/16[2]	95,000,000	95,000,000
0.594%, due 02/03/16[2]	90,000,000	90,000,000
Manhattan Asset Funding Co. LLC
0.650%, due 04/12/16	86,510,000	86,399,099
Nieuw Amsterdam Receivables Corp.
0.420%, due 02/09/16	85,000,000	84,992,067

Master Trust

Prime Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (continued)
Asset backed-miscellaneous — (concluded)
Old Line Funding LLC
0.480%, due 04/05/16	52,000,000	51,955,627
0.480%, due 04/15/16	100,000,000	99,901,333
0.600%, due 03/10/16	100,000,000	99,936,667
0.628%, due 02/04/16[2]	105,000,000	105,000,000
0.870%, due 07/15/16	50,000,000	49,800,625
Regency Markets No.1 LLC
0.440%, due 02/16/16	130,000,000	129,976,167
Starbird Funding Corp.
0.350%, due 02/10/16	40,000,000	39,996,500
0.350%, due 02/11/16	49,000,000	48,995,236
0.520%, due 02/05/16[2]	97,000,000	97,000,000
0.575%, due 02/15/16[2]	95,000,000	95,000,000
0.588%, due 02/01/16[2]	97,000,000	97,000,000
Thunder Bay Funding LLC
0.624%, due 02/10/16[2]	75,000,000	75,000,000
0.700%, due 05/19/16	95,000,000	94,800,500
Versailles Commercial Paper LLC
0.505%, due 02/22/16[2]	100,000,000	100,000,000
0.505%, due 02/22/16[2]	70,000,000	70,000,000
0.576%, due 02/08/16[2]	96,500,000	96,500,000
Victory Receivables Corp.
0.470%, due 02/09/16	65,000,000	64,993,211
0.600%, due 04/18/16	38,750,000	38,700,271
0.610%, due 04/12/16	90,000,000	89,891,725

		3,937,714,489

Banking-non-US — 13.80%
ASB Finance Ltd.
0.640%, due 02/03/16[2]	60,000,000	59,998,996
Australia & New Zealand Banking Group Ltd.
0.640%, due 02/05/16[2]	124,000,000	124,000,000
Banque et Caisse d’Epargne de L’Etat
0.460%, due 05/02/16	95,000,000	94,889,536
Commonwealth Bank of Australia
0.544%, due 02/08/16[2]	99,000,000	99,000,000
0.634%, due 02/09/16[2]	95,000,000	95,000,000
DBS Bank Ltd.
0.280%, due 02/02/16	167,000,000	166,998,701
Erste Abwicklungsanstalt
0.570%, due 04/11/16	140,000,000	139,844,833
0.660%, due 05/13/16	195,000,000	194,635,350
Mitsubishi UFJ Trust & Banking Corp.
0.340%, due 02/11/16	112,600,000	112,589,366
Mizuho Bank Ltd.
0.330%, due 02/09/16	130,000,000	129,990,467
0.710%, due 05/13/16	75,000,000	74,849,125

Master Trust

Prime Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (concluded)
Banking-non-US — (concluded)
Nordea Bank AB
0.305%, due 02/10/16	150,000,000	149,988,563
0.445%, due 04/04/16	94,000,000	93,926,798
0.640%, due 05/05/16	90,500,000	90,348,764
Skandinaviska Enskilda Banken AB
0.460%, due 04/07/16	89,500,000	89,424,522
0.470%, due 04/01/16	125,000,000	124,902,083
United Overseas Bank Ltd.
0.330%, due 02/03/16	50,000,000	49,999,083
0.420%, due 03/24/16	95,000,000	94,942,367
Westpac Banking Corp.
0.548%, due 02/04/16[2]	79,000,000	79,000,000
0.890%, due 08/04/16	73,000,000	72,666,126
Westpac Securities NZ Ltd.
0.598%, due 02/10/16[2]	67,000,000	67,000,000
0.600%, due 04/11/16	70,000,000	69,918,333

		2,273,913,013

Banking-US — 3.33%
BNP Paribas
0.270%, due 02/01/16	53,500,000	53,500,000
0.390%, due 02/01/16	400,000,000	400,000,000
Rabobank Nederland NV
0.645%, due 05/03/16	95,000,000	94,843,408

		548,343,408

Insurance-life — 0.54%
Prudential PLC
0.570%, due 04/15/16	90,000,000	89,894,550

Total commercial paper (cost — $6,849,865,460)		6,849,865,460

Non-US government agency — 0.82%
Export Development Canada
0.450%, due 02/01/16[2,3] (cost — $135,000,000)	135,000,000	135,000,000

Short-term corporate obligations — 3.28%
Banking-non-US — 2.22%
Royal Bank of Canada
0.737%, due 04/07/16[2,3]	175,000,000	175,000,000

Master Trust

Prime Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Short-term corporate obligations — (concluded)
Banking-non-US — (concluded)
Svenska Handelsbanken AB
0.641%, due 02/29/16[2,3]	190,000,000	190,000,000

		365,000,000

Banking-US — 1.06%
Wells Fargo Bank N.A.
0.632%, due 03/15/16[2]	50,000,000	50,000,000
0.766%, due 03/22/16[2]	125,000,000	125,000,000

		175,000,000
Total Short-term corporate obligations (cost — $540,000,000)		540,000,000

Repurchase agreements — 12.13%

Repurchase agreement dated 01/29/16 with BNP Paribas Securities Corp., 0.350% due 02/01/16, collateralized by $107,800 US Treasury Bill, zero coupon due 05/12/16, $1,322,300 US Treasury Bonds, 3.000% to 6.750% due 08/15/26 to 11/15/44, $8,155,000 US Treasury Inflation Index Bonds, 2.375% to 3.375% due 01/15/27 to 04/15/32, $82,714,700 US Treasury Inflation Index Notes, 0.125% to 0.375% due 01/15/23 to 07/15/25, $498,958,600 US Treasury Notes, 0.375% to 3.625% due 03/15/16 to 08/15/25 and $8,238,000 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/44; (value — $612,000,004); proceeds: $600,017,500

	600,000,000	600,000,000
Repurchase agreement dated 01/29/16 with Federal Reserve Bank of New York, 0.250% due 02/01/16, collateralized by $506,829,000 US Treasury Bond, 3.125% due 02/15/43; (value — $550,011,533); proceeds: $550,011,458	550,000,000	550,000,000
Repurchase agreement dated 01/29/16 with Goldman Sachs & Co., 0.310% due 02/01/16, collateralized by $30,730,000 Federal Home Loan Bank obligations, 3.000% to 5.500% due 03/10/28 to 07/15/36, $67,278,000 Federal National Mortgage Association obligations, 1.985% to 3.400% due 09/29/21 to 09/27/32, $36,207,200 US Treasury Inflation Index Bond, 2.000% due 01/15/26, $100 US Treasury Inflation Index Note, 0.250% due 01/15/25 and $0 US Treasury Bonds STRIPs, zero coupon due 11/15/18 to 05/15/34; (value — $151,980,034); proceeds: $149,003,849	149,000,000	149,000,000
Repurchase agreement dated 01/26/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.320% due 02/02/16, collateralized by $378,800,675 Government National Mortgage Association obligations, 3.500% to 4.500% due 01/20/43 to 11/20/44; (value — $255,000,000); proceeds: $250,015,556	250,000,000	250,000,000

Master Trust

Prime Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 01/12/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.670% due 02/05/16, collateralized by $120,267,790 various asset-backed convertible bonds, zero coupon to 10.500% due 08/01/17 to 01/01/35; (value — $105,000,001); proceeds: $100,167,500[4]	100,000,000	100,000,000
Repurchase agreement dated 01/12/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.770% due 03/04/16, collateralized by $382,276,772 various asset-backed convertible bonds, zero coupon to 1.927% due 10/25/37 to 03/25/58; (value — $374,500,001); proceeds: $350,673,750[4,5]	350,000,000	350,000,000
Repurchase agreement dated 01/29/16 with State Street Bank and Trust Co., 0.010% due 02/01/16, collateralized by $564,449 US Treasury Note, 3.375% due 11/15/19; (value — $614,412); proceeds: $600,000	600,000	600,000

Total repurchase agreements (cost — $1,999,600,000)		1,999,600,000

Total investments (cost — $16,658,155,699 which approximates cost for federal income tax purposes) — 101.07%		16,658,155,699
Liabilities in excess of other assets — (1.07)%		(176,377,367)

Net assets — 100.00%		$16,481,778,332

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Fund.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	1,192,029,501	—	1,192,029,501
Time deposits	—	2,511,000,000	—	2,511,000,000
Certificates of deposit	—	3,430,660,738	—	3,430,660,738
Commercial paper	—	6,849,865,460	—	6,849,865,460
Non-US government agency	—	135,000,000	—	135,000,000
Short-term corporate obligations	—	540,000,000	—	540,000,000
Repurchase agreements	—	1,999,600,000	—	1,999,600,000
Total	—	16,658,155,699	—	16,658,155,699

At January 31, 2016, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 32 days.

Master Trust

Prime Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	49.0
Sweden	11.4
France	11.3
Canada	7.6
Japan	5.1
Australia	3.6
Germany	3.3
Norway	3.0
Singapore	2.7
Netherlands	0.8
Belgium	0.7
Luxembourg	0.6
United Kingdom	0.5
New Zealand	0.4

Total	100.0

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]

Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.03% of net assets as of January 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of January 31, 2016 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of January 31, 2016.

[5]	Illiquid investment as of January 31, 2016.

Master Trust

Treasury Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
US government obligations — 33.47%
US Treasury Bills[1]
0.221%, due 02/04/16	108,000,000	107,998,020
0.242%, due 03/10/16	100,000,000	99,974,508
0.260%, due 03/10/16	250,000,000	249,931,389
0.371%, due 06/02/16	170,000,000	169,786,839
0.478%, due 06/09/16	50,000,000	49,914,538
US Treasury Notes
0.250%, due 04/15/16	100,000,000	99,982,749
0.358%, due 02/01/16	400,000,000	399,968,568
0.375%, due 02/15/16	125,000,000	125,007,888
0.375%, due 03/15/16	215,000,000	215,030,173
0.375%, due 04/30/16	150,000,000	150,066,118
0.473%, due 02/02/16[2]	353,000,000	352,983,345
0.500%, due 06/30/16	100,000,000	100,050,837
0.500%, due 07/31/16	200,000,000	200,214,547
0.625%, due 07/15/16	525,000,000	525,604,684
0.625%, due 08/15/16	250,000,000	250,346,906
1.000%, due 08/31/16	200,000,000	200,767,005
1.000%, due 02/02/16	61,750,000	61,796,044
1.750%, due 05/31/16	130,000,000	130,634,458
2.125%, due 02/29/16	165,000,000	165,236,679
3.000%, due 08/31/16	100,000,000	101,355,948
5.125%, due 05/15/16	200,000,000	202,678,649

Total US government obligations (cost — $3,959,329,892)		3,959,329,892

Repurchase agreements — 61.93%
Repurchase agreement dated 01/29/16 with BNP Paribas Securities Corp., 0.350% due 02/01/16, collateralized by $49,935,300 US Treasury Bonds, 5.250% to 7.500% due 11/15/24 to 02/15/29, $392,100 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $3,264,500 US Treasury Inflation Index Note, 1.125% due 01/15/21, $143,970,300 US Treasury Notes, 0.625% to 3.125% due 01/15/17 to 02/28/22, $209,300 US Treasury Bonds Principal STRIPs, zero coupon due 05/15/20 to 05/15/42 and $20,337,265 US Treasury Bonds STRIPs, zero coupon due 02/15/19 to 11/15/34; (value — $234,600,000); proceeds: $230,006,708	230,000,000	230,000,000
Repurchase agreement dated 01/29/16 with Federal Reserve Bank of New York, 0.250% due 02/01/16, collateralized by $24,927,100 US Treasury Bond, 3.625% due 08/15/43 and $6,140,375,900 US Treasury Notes, 1.250% to 3.000% due 08/31/16 to 02/15/24; (value — $6,320,131,747); proceeds: $6,320,131,667	6,320,000,000	6,320,000,000

Master Trust

Treasury Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 01/26/16 with Goldman Sachs & Co., 0.270% due 02/02/16, collateralized by $7,600 US Treasury Bill, zero coupon due 02/04/16, $496,200 US Treasury Bond, 3.000% due 11/15/45, $7,290,000 US Treasury Inflation Index Note, 0.625% due 01/15/26, $176,382,600 US Treasury Notes, 0.389% to 2.375% due 01/31/17 to 02/28/21 and $98,929,290 US Treasury Bonds STRIPs, zero coupon due 02/15/16 to 11/15/39; (value — $255,000,065); proceeds: $250,013,125	250,000,000	250,000,000
Repurchase agreement dated 01/26/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.300% due 02/02/16, collateralized by $3,729,800 US Treasury Inflation Index Note, 0.625% due 01/15/26 and $46,290,300 US Treasury Note, 2.000% due 11/30/22; (value — $51,000,016); proceeds: $50,002,917	50,000,000	50,000,000
Repurchase agreement dated 01/27/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.290% due 02/03/16, collateralized by $190,393,300 US Treasury Inflation Index Note, 0.125% due 04/15/16; (value — $204,000,075); proceeds: $200,011,278	200,000,000	200,000,000
Repurchase agreement dated 01/29/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.320% due 02/01/16, collateralized by $21,065,100 US Treasury Bond, 3.750% due 11/15/43; (value — $25,500,076); proceeds: $25,000,667	25,000,000	25,000,000
Repurchase agreement dated 01/29/16 with State Street Bank and Trust Co., 0.010% due 02/01/16, collateralized by $450,000 US Treasury Note, 2.375% due 06/30/18; (value — $466,848); proceeds: $457,000	457,000	457,000
Repurchase agreement dated 01/27/16 with Toronto-Dominion Bank, 0.320% due 02/03/16, collateralized by $15,379,500 US Treasury Bills, zero coupon due 02/25/16 to 10/13/16, $77,290,000 US Treasury Bonds, 2.875% to 9.000% due 11/15/18 to 08/15/44 and $140,574,400 US Treasury Notes, 0.250% to 5.125% due 01/31/16 to 02/15/25; (value — $255,000,085); proceeds: $250,015,556	250,000,000	250,000,000

Total repurchase agreements (cost — $7,325,457,000)		7,325,457,000

Total investments (cost — $11,284,786,892 which approximates cost for federal income tax purposes) — 95.40%		11,284,786,892
Other assets in excess of liabilities — 4.60%		543,511,323

Net assets — 100.00%		$11,828,298,215

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Fund.

Master Trust

Treasury Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	3,959,329,892	—	3,959,329,892
Repurchase agreements	—	7,325,457,000	—	7,325,457,000
Total	—	11,284,786,892	—	11,284,786,892

At January 31, 2016, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 35 days

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]

Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

Master Trust

Tax-Free Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — 68.78%
Alabama — 0.82%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project),
0.010%, VRD	5,000,000	5,000,000
University of Alabama Revenue (University Hospital),
Series B,
0.010%, VRD	4,875,000	4,875,000
Series C,
0.010%, VRD	3,500,000	3,500,000

		13,375,000

Alaska — 0.59%
Alaska International Airports Revenue Refunding (System),
Series A,
0.010%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project),
0.010%, VRD	300,000	300,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project),
Series B,
0.010%, VRD	2,235,000	2,235,000

		9,535,000

Arizona — 0.64%
AK-Chin Indian Community Revenue,
0.020%, VRD	6,700,000	6,700,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W),
0.030%, VRD[1,2]	3,750,000	3,750,000

		10,450,000

California — 5.98%
California Health Facilities Financing Authority Revenue (Scripps Health),
Series B,
0.010%, VRD	1,960,000	1,960,000
California State Health Facilities Financing (Stanford Hospital),
Series B-2, Subseries 1,
0.060%, due 02/03/16	6,000,000	6,000,000
California State Kindergarten,
Series A2,
0.010%, VRD	12,300,000	12,300,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14),
0.010%, VRD	17,900,000	17,900,000

Master Trust

Tax-Free Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
California — (concluded)
Modesto Water Revenue Certificates of Participation Refunding,
Series A,
0.010%, VRD	1,665,000	1,665,000
Sacramento Municipal Utility District, Subordinate,
Series L,
0.010%, VRD	21,400,000	21,400,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax),
Series A,
0.010%, VRD	14,700,000	14,700,000
Series B,
0.010%, VRD	10,000,000	10,000,000
Santa Clara Electric Revenue,
Subseries B,
0.010%, VRD	5,495,000	5,495,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding,
Series B,
0.010%, VRD	4,850,000	4,850,000
Series C,
0.010%, VRD	870,000	870,000

		97,140,000

Colorado — 2.09%
Denver City & County Certificates of Participation Refunding,
Series A1,
0.010%, VRD	18,105,000	18,105,000
Series A2,
0.010%, VRD	14,365,000	14,365,000
Series A3,
0.010%, VRD	1,420,000	1,420,000

		33,890,000

District of Columbia — 1.55%
District of Columbia Revenue (German Marshall Fund of the United States),
0.010%, VRD	4,000,000	4,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien),
Series B-1,
0.010%, VRD	3,900,000	3,900,000
Subseries B-2,
0.010%, VRD	8,500,000	8,500,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2,
0.010%, VRD	8,710,000	8,710,000

		25,110,000

Master Trust

Tax-Free Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Florida — 0.51%
Gainesville Utilities System Revenue,
Series A,
0.010%, VRD	2,465,000	2,465,000
JEA Water & Sewer System Revenue,
Subseries B-1,
0.020%, VRD	5,840,000	5,840,000

		8,305,000

Georgia — 1.67%
Private Colleges & Universities Authority Revenue (Emory University),
Series B-1,
0.010%, VRD	10,250,000	10,250,000
Series B-2,
0.010%, VRD	16,850,000	16,850,000

		27,100,000

Illinois — 9.42%
Chicago Waterworks Revenue Refunding,
Subseries 2004-1,
0.040%, VRD	4,845,000	4,845,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra),
0.010%, VRD	11,200,000	11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project),
0.010%, VRD	21,800,000	21,800,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
0.010%, VRD	8,100,000	8,100,000
Illinois Educational Facilities Authority Revenue (University of Chicago), Series B,
0.010%, VRD	2,767,000	2,767,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B,
0.010%, VRD	10,725,000	10,725,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1,
0.010%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (University of Chicago), Series B,
0.010%, VRD	1,836,000	1,836,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A,
0.010%, VRD	13,610,000	13,610,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C,
0.010%, VRD	7,162,000	7,162,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B,
0.010%, VRD	7,300,000	7,300,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority),
Series A-1B,
0.010%, VRD	5,000,000	5,000,000
Series A-2D,
0.010%, VRD	11,300,000	11,300,000

Master Trust

Tax-Free Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Illinois — (concluded)
Illinois State,
Series B-5,
0.020%, VRD	27,700,000	27,700,000
Series B-6,
0.010%, VRD	6,000,000	6,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project),
0.010%, VRD	3,630,000	3,630,000

		152,975,000

Indiana — 2.64%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project),
Series A-5,
0.010%, VRD	3,000,000	3,000,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.),
Series A,
0.010%, VRD	11,000,000	11,000,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding,
Series A,
0.010%, VRD	5,640,000	5,640,000
Series B,
0.010%, VRD	3,030,000	3,030,000
Indiana State Finance Authority Revenue Refunding (Trinity Health),
Series D-1,
0.010%, VRD	17,700,000	17,700,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured),
0.010%, VRD	2,600,000	2,600,000

		42,970,000

Kansas — 0.71%
Kansas State Department of Transportation Highway Revenue,
Series C-4,
0.020%, VRD	11,500,000	11,500,000

Louisiana — 2.32%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project),
Series A,
0.010%, VRD	26,400,000	26,400,000
Series B,
0.010%, VRD	700,000	700,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project),
0.010%, VRD	4,150,000	4,150,000

Master Trust

Tax-Free Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Louisiana — (concluded)
Louisiana Public Facilities Authority Revenue Refunding (Christus Health),
Series B2,
0.010%, VRD	6,500,000	6,500,000

		37,750,000

Maryland — 0.58%
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University),
Series A,
0.010%, VRD	550,000	550,000
Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.010%, VRD	800,000	800,000
Series B-3,
0.010%, VRD	8,000,000	8,000,000

		9,350,000

Massachusetts — 1.91%
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University),
Series R,
0.010%, VRD	3,880,000	3,880,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood),
Series C,
0.010%, VRD	2,690,000	2,690,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior),
Series A-1,
0.010%, VRD	24,500,000	24,500,000

		31,070,000

Michigan — 0.78%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project),
0.010%, VRD	3,780,000	3,780,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit),
Series F,
0.010%, VRD	8,880,000	8,880,000

		12,660,000

Minnesota — 2.16%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program),
Series B,
0.020%, VRD	6,860,000	6,860,000

Master Trust

Tax-Free Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Minnesota — (concluded)
Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
0.010%, VRD	13,150,000	13,150,000
Rochester Health Care Facilities Revenue (Mayo Foundation),
Series B,
0.010%, VRD	15,000,000	15,000,000

		35,010,000

Mississippi — 1.71%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project),
0.010%, VRD	300,000	300,000
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series D,
0.010%, VRD	20,000,000	20,000,000
Series G,
0.010%, VRD	1,700,000	1,700,000
Series I,
0.010%, VRD	1,000,000	1,000,000
Series K,
0.010%, VRD	3,000,000	3,000,000
Series L,
0.010%, VRD	1,800,000	1,800,000

		27,800,000

Missouri — 1.91%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare),
Series C-5,
0.010%, VRD	2,960,000	2,960,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School),
0.010%, VRD	3,335,000	3,335,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series B,
0.010%, VRD	11,500,000	11,500,000
Series C,
0.010%, VRD	2,300,000	2,300,000
Series C,
0.010%, VRD	7,200,000	7,200,000
Series D,
0.010%, VRD	3,800,000	3,800,000

		31,095,000

Master Trust

Tax-Free Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Nebraska — 0.53%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center),
Series B-1,
0.010%, VRD	8,555,000	8,555,000

New Hampshire — 1.45%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College),
0.010%, VRD	4,635,000	4,635,000
Series B,
0.010%, VRD	18,850,000	18,850,000

		23,485,000

New York — 9.63%
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1,
0.010%, VRD	19,925,000	19,925,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C,
0.010%, VRD	1,400,000	1,400,000
New York City Housing Development Corp. Multi-Family Revenue (2 Gold Street), Series A, (FNMA Insured),
0.010%, VRD	3,700,000	3,700,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A,
0.010%, VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured),
0.010%, VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1,
0.010%, VRD	8,300,000	8,300,000
Series BB-5,
0.010%, VRD	3,200,000	3,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution),
Series B-4,
0.010%, VRD	2,200,000	2,200,000
Series CC-1,
0.010%, VRD	9,700,000	9,700,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue,
Subseries F-1A,
0.010%, VRD	21,900,000	21,900,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Subseries A-4,
0.010%, VRD	19,265,000	19,265,000
New York City,
Subseries D-4,
0.010%, VRD	1,940,000	1,940,000

Master Trust

Tax-Free Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York — (concluded)
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University),
Series A-2,
0.010%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal),
Series A, (FNMA Insured),
0.010%, VRD	19,500,000	19,500,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D,
0.010%, VRD	5,100,000	5,100,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B,
0.010%, VRD	3,720,000	3,720,000
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-2,
0.010%, VRD	5,080,000	5,080,000

		156,430,000

North Carolina — 2.72%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured),
Series E,
0.010%, VRD	2,200,000	2,200,000
Series H,
0.010%, VRD	24,075,000	24,075,000
Guilford County, Series B,
0.030%, VRD	1,855,000	1,855,000
New Hanover County (School),
0.020%, VRD	1,940,000	1,940,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A,
0.010%, VRD	4,410,000	4,410,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas), Series A,
0.020%, VRD	9,730,000	9,730,000

		44,210,000

Ohio — 4.16%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project),
0.010%, VRD	24,540,000	24,540,000
Columbus Sewer Revenue, Series B,
0.010%, VRD	29,000,000	29,000,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B,
0.010%, VRD	7,580,000	7,580,000
Ohio (Common Schools),
Series A,
0.010%, VRD	800,000	800,000
Series B,
0.010%, VRD	1,865,000	1,865,000

Master Trust

Tax-Free Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Ohio — (continued)
Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs, Series 3244Z),
0.020%, VRD[1,2]	2,845,000	2,845,000
Ohio State University Revenue, Series E,
0.010%, VRD	1,000,000	1,000,000

		67,630,000

Oregon — 0.47%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C,
0.010%, VRD	7,700,000	7,700,000

Pennsylvania — 1.91%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B,
0.010%, VRD	2,580,000	2,580,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3,
0.010%, VRD	5,325,000	5,325,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2,
0.010%, VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania),
0.010%, VRD	3,315,000	3,315,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A,
0.020%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B,
0.020%, VRD	5,245,000	5,245,000

		31,005,000

Rhode Island — 0.19%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology),
0.010%, VRD	2,780,000	2,780,000

Master Trust

Tax-Free Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Rhode Island — (continued)
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project),
0.010%, VRD	300,000	300,000

		3,080,000

Tennessee — 0.26%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1,
0.020%, VRD	4,300,000	4,300,000

Texas — 6.33%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured),
0.010%, VRD[1,2]	7,750,000	7,750,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.010%, VRD	36,700,000	36,700,000
Subseries C-2,
0.010%, VRD	7,100,000	7,100,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.010%, VRD	18,700,000	18,700,000
Series A-2,
0.010%, VRD	9,295,000	9,295,000
Harris County Hospital District Revenue Refunding (Senior Lien),
0.010%, VRD	4,710,000	4,710,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil), Series A,
0.010%, VRD	1,600,000	1,600,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project),
0.010%, VRD	5,000,000	5,000,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C,
0.010%, VRD	6,100,000	6,100,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563),
0.020%, VRD[1,2]	3,330,000	3,330,000

Master Trust

Tax-Free Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
Texas — (concluded)
University of Texas University Revenues Refunding (Financing System), Series B,
0.010%, VRD	2,590,000	2,590,000

		102,875,000

Utah — 0.39%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D,
0.010%, VRD	6,305,000	6,305,000

Virginia — 1.97%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A,
0.010%, VRD	10,700,000	10,700,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2,
0.010%, VRD	3,340,000	3,340,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series A,
0.010%, VRD	10,210,000	10,210,000
Series F,
0.010%, VRD	7,800,000	7,800,000

		32,050,000

Washington — 0.78%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.020%, VRD[1,2]	4,995,000	4,995,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured),
0.020%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace),
0.020%, VRD	3,750,000	3,750,000

		12,645,000

Total municipal bonds and notes (cost — $1,117,355,000)		1,117,355,000

Short-term US government obligations[3] — 11.39%
US Treasury Bill
0.132%, due 02/04/16	30,000,000	29,999,670
0.168%, due 02/11/16	60,000,000	59,997,208

Master Trust

Tax-Free Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Short-term US government obligations[3] — (concluded)
0.126%, due 02/18/16	5,000,000	4,999,704
0.252%, due 02/18/16	90,000,000	89,989,290

Total short-term US government obligations (cost — $184,985,872)		184,985,872

Tax-exempt commercial paper — 17.30%
California — 1.05%
Sacramento Municipal Utility District (Subordinate Lien), Series L
0.030%, due 02/05/16	10,000,000	10,000,000
State of California,
0.050%, due 02/22/16	7,000,000	7,000,000

		17,000,000

Illinois — 1.76%
Illinois Educational Facilities Authority Revenue,
0.050%, due 02/04/16	10,615,000	10,615,000
0.050%, due 03/08/16	18,000,000	18,000,000

		28,615,000

Maryland — 1.50%
Johns Hopkins University,
0.050%, due 02/04/16	11,900,000	11,900,000
Montgomery County,
0.010%, due 02/04/16	2,500,000	2,500,000
0.040%, due 02/04/16	10,000,000	10,000,000

		24,400,000

Massachusetts — 0.31%
Harvard University,
0.030%, due 02/04/16	5,000,000	5,000,000

Michigan — 0.92%
Trinity Health Credit Group,
0.080%, due 03/15/16	15,000,000	15,000,000

Minnesota — 1.85%
Mayo Clinic,
0.050%, due 02/04/16	10,000,000	10,000,000
0.060%, due 02/04/16	20,000,000	20,000,000

		30,000,000

Missouri — 1.57%
Curators University,
0.030%, due 03/03/16	11,583,000	11,583,000

Master Trust

Tax-Free Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper — (continued)
Missouri — (concluded)
0.050%, due 03/03/16	13,960,000	13,960,000

		25,543,000

Ohio — 0.46%
Cleveland Clinic,
0.090%, due 03/08/16	7,500,000	7,500,000

Tennessee — 0.98%
Vanderbilt University,
0.150%, due 02/22/16	8,000,000	8,000,000
0.050%, due 03/22/16	8,000,000	8,000,000

		16,000,000

Texas — 5.36%
Dallas Area Rapid Transit,
0.060%, due 02/04/16	4,000,000	4,000,000
0.040%, due 02/11/16	8,000,000	8,000,000
0.060%, due 02/18/16	10,000,000	10,000,000
0.090%, due 03/07/16	6,000,000	6,000,000
University of Texas,
0.040%, due 02/04/16	10,000,000	10,000,000
0.040%, due 02/11/16	12,000,000	12,000,000
0.060%, due 03/01/16	10,000,000	10,000,000
0.030%, due 03/07/16	12,000,000	12,000,000
0.030%, due 03/07/16	5,000,000	5,000,000
0.060%, due 04/01/16	10,000,000	10,000,000

		87,000,000

Virginia — 0.85%
University of Virginia,
0.020%, due 02/04/16	5,900,000	5,900,000

Master Trust

Tax-Free Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper — (concluded)
Virginia — (concluded)
0.060%, due 02/17/16	7,900,000	7,900,000

		13,800,000

Washington — 0.69%
University of Washington,
0.040%, due 03/21/16	11,250,000	11,250,000

Total tax-exempt commercial paper (cost — $281,108,000)		281,108,000

Total investments (cost — $1,583,448,872 which approximates cost for federal income tax purposes) — 97.47%		1,583,448,872
Other assets in excess of liabilities — 2.53%		41,067,909

Net assets — 100.00%		$1,624,516,781

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Fund.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the Master Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	1,117,355,000	—	1,117,355,000
Short-term US government obligations	—	184,985,872	—	184,985,872
Tax-exempt commercial paper	—	281,108,000	—	281,108,000
Total	—	1,583,448,872	—	1,583,448,872

At January 31, 2016, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 10 days.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.40% of net assets as of January 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Rates shown are the discount rates at date of purchase unless otherwise noted.

Master Trust

Prime CNAV Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 8.25%
Federal Home Loan Bank
0.300%, due 03/11/16[1]	2,500,000	2,499,188
Federal Home Loan Mortgage Corp.
0.250%, due 02/05/16[1]	1,400,000	1,399,961
US Treasury Note
1.000%, due 02/02/16[2]	250,000	250,186

Total US government and agency obligations (cost — $4,149,335)		4,149,335

Time deposits — 5.47%
Banking-non-US — 5.47%
Credit Agricole Corporate & Investment Bank
0.280%, due 02/01/16	1,750,000	1,750,000
Skandinaviska Enskilda Banken AB
0.260%, due 02/01/16	1,000,000	1,000,000

Total time deposits (cost — $2,750,000)		2,750,000

Certificates of deposit — 13.12%
Banking-non-US — 6.16%
Bank of Nova Scotia
0.626%, due 02/19/16[2]	500,000	500,048
Canadian Imperial Bank of Commerce
0.596%, due 02/18/16[2]	1,250,000	1,250,200
Credit Industriel et Commercial
0.380%, due 02/02/16	500,000	500,000
Svenska Handelsbanken AB
0.555%, due 04/20/16	350,000	350,000
0.805%, due 07/15/16	500,000	500,010

		3,100,258

Banking-US — 6.96%
Bank of America N.A.
0.500%, due 04/11/16	500,000	500,000
Citibank N.A.
0.650%, due 05/19/16	1,000,000	1,000,000
HSBC Bank USA N.A.
0.450%, due 02/01/16	1,250,000	1,250,000

Master Trust

Prime CNAV Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-US — (concluded)
Wells Fargo Bank N.A.
0.580%, due 04/29/16	750,000	750,000

		3,500,000

Total certificates of deposit (cost — $6,600,258)		6,600,258

Commercial paper[1] — 72.93%
Asset backed-miscellaneous — 28.98%
Albion Capital Corp.
0.470%, due 02/16/16	1,250,000	1,249,755
Atlantic Asset Securitization LLC
0.300%, due 02/01/16	1,000,000	1,000,000
0.440%, due 02/18/16	1,000,000	999,792
Cancara Asset Securitisation LLC
0.600%, due 04/18/16	750,000	749,037
Gotham Funding Corp.
0.450%, due 02/17/16	1,250,000	1,249,750
LMA Americas LLC
0.370%, due 02/05/16	1,250,000	1,249,949
Manhattan Asset Funding Co. LLC
0.350%, due 02/01/16	1,087,000	1,087,000
0.530%, due 03/15/16	1,000,000	999,367
Nieuw Amsterdam Receivables Corp.
0.410%, due 02/19/16	1,000,000	999,795
Regency Markets No. 1 LLC
0.430%, due 02/22/16	1,000,000	999,749
Starbird Funding Corp.
0.320%, due 02/01/16	750,000	750,000
Thunder Bay Funding LLC
0.700%, due 05/23/16	750,000	748,367
Victory Receivables Corp.
0.600%, due 04/18/16	1,250,000	1,248,396
Working Cap. Man. Co.
0.590%, due 04/11/16	750,000	749,140
Working Capital Management Co.
0.470%, due 02/19/16	500,000	499,882

		14,579,979

Automobile OEM — 4.47%
BMW US Capital LLC
0.380%, due 02/17/16	1,000,000	999,831

Master Trust

Prime CNAV Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (continued)
Automobile OEM — (concluded)
PACCAR Financial Corp.
0.350%, due 02/17/16	1,250,000	1,249,806

		2,249,637

Banking-non-US — 23.69%
BNP Paribas New York
0.560%, due 04/21/16	750,000	749,067
Commonwealth Bank of Australia
0.548%, due 02/04/16[2]	750,000	749,947
Credit Agricole Corporate & Investment Bank
0.420%, due 02/09/16	500,000	499,953
DnB NOR Bank ASA
0.500%, due 03/29/16	1,000,000	999,208
Mitsubishi UFJ Trust & Banking Corp.
0.670%, due 04/19/16	1,250,000	1,248,185
Mizuho Bank Ltd.
0.570%, due 04/08/16	500,000	499,470
Natixis
0.260%, due 02/01/16	2,000,000	2,000,000
Nordea Bank AB
0.530%, due 04/18/16	750,000	749,150
Rabobank Nederland NV
0.700%, due 06/21/16	425,000	423,835
Skandinaviska Enskilda Banken AB
0.450%, due 03/10/16	1,250,000	1,249,406
Societe Generale
0.240%, due 02/01/16	1,500,000	1,500,000
Sumitomo Mitsui Banking Corp.
0.370%, due 02/03/16	1,250,000	1,249,974

		11,918,195

Banking-US — 4.31%
BNP Paribas Fortis Funding LLC
0.270%, due 02/01/16	1,500,000	1,500,000
ING (US) Funding LLC
0.420%, due 02/19/16	669,000	668,860

		2,168,860

Diversified manufacturing — 1.99%
Siemens Capital Co. LLC
0.440%, due 03/14/16	1,000,000	999,487

Master Trust

Prime CNAV Master Fund

Schedule of investments — January 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (concluded)
Food & household product — 2.48%
Unilever Capital Corp.
0.350%, due 02/22/16	1,250,000	1,249,745

Insurance-life — 2.48%
Massachusetts Mutual Life Insurance Co.
0.400%, due 02/22/16	1,250,000	1,249,708

Machinery-agriculture & construction — 2.04%
Caterpillar Financial Services Corp.
0.420%, due 03/07/16	1,025,000	1,024,581

Pharmaceuticals — 2.49%
Roche Holding, Inc.
0.320%, due 02/10/16	1,250,000	1,249,900

Total commercial paper (cost — $36,690,092)		36,690,092

Repurchase agreement — 0.72%
Repurchase agreement dated 01/29/16 with State Street Bank and Trust Co., 0.010% due 02/01/16, collateralized by $340,551 US Treasury Note, 3.375% due 11/15/19; (value — $370,695); proceeds: $362,000 (cost — $362,000)	362,000	362,000

Total investments (cost — $50,551,685 which approximates cost for federal income tax purposes) — 100.49%		50,551,685

Liabilities in excess of other assets — (0.49)%		(246,401)

Net assets — 100.00%		$50,305,284

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	4,149,335	—	4,149,335
Time deposits	—	2,750,000	—	2,750,000
Certificates of deposit	—	6,600,258	—	6,600,258
Commercial paper	—	36,690,092	—	36,690,092
Repurchase agreement	—	362,000	—	362,000
Total	—	50,551,685	—	50,551,685

Master Trust

Prime CNAV Master Fund

Schedule of investments — January 31, 2016 (unaudited)

At January 31, 2016, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 33 days.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	60.4
France	13.8
Sweden	7.6
Canada	3.5
Japan	3.4
Netherlands	3.3
Singapore	2.5
Germany	2.0
Norway	2.0
Australia	1.5

Total	100.0

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]

Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

Portfolio acronyms
AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
STRIPs	Separate Trading of Registered Interest and Principal of Securities
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of January 31, 2016 and reset periodically.

Master Trust

Valuation of investments — Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of Master Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2015.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	March 31, 2016

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	March 31, 2016